Borrowings (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Disclosure of detailed information about borrowings [line items]
Schedule of borrowings

	December 31,		June 30,
	2023		2023
	Current	Non-current	Current	Non-current

	(In thousands of US Dollars)
Convertible Notes – AgCentral	—	—	14,281	—
Senior Convertible Notes - AgCentral and Nabors Lux	—	—	—	7,134
Shareholder Loan – AgCentral	—	—	5,531	—
Promissory Note – EDF	—	5,404	—	—
	—	5,404	19,812	7,134

	June 30, 2023		June 30, 2022
	Current	Non-current	Current	Non-current

	(In thousands of US Dollars)
Loan – Convertible Note 3	8,762	—	—	8,883
Loan – Convertible Note 4	4,405	—	—	3,937
Loan – Convertible Note 5	1,114	—	—	1,124
Loan – Senior Convertible Note	—	7,134	—	—
Loan from shareholder	5,531	—	—	1,688
	19,812	7,134	—	15,632

Schedule of Convertible Notes

	Face				Total Face	Total Face
	Value				value	value
	per note				(In thousands of	(In thousands of
Note	(AUD)	Tranche	Issuance Date	No. of notes issued	AU Dollars)	US Dollars)
Convertible Note 3	349.34	1	June 30, 2016	26,802	9,363	6,548
		2	September 15, 2016	715	250	172
		3	November 23, 2016	715	250	170
					9,863	6,890
Convertible Note 4	17.68	1	January 18, 2018	62,216	1,100	876
		2	January 31, 2018	5,656	100	81
		3	February 7, 2018	11,312	200	158
		4	February 26, 2018	8,484	150	118
		5	March 23, 2018	25,452	450	347
		6	May 23, 2018	11,313	200	151
		7	May 28, 2018	11,313	200	152
		8	June 12, 2018	47,511	840	640
		9	September 10, 2019	105,602	1,867	1,280
		10	September 25, 2019	70,701	1,250	848
					6,357	4,651
Convertible Note 5	0.01	1	August 11, 2020	87,500,000	875	628
		2	April 27, 2021	87,500,000	875	682
					1,750	1,310
Senior Convertible Note	USD1.00	1	February 15, 2023	2,500,000	3,604	2,500
		2	April 13, 2023	2,500,000	3,731	2,500
		3	June 27, 2023	2,500,000	3,725	2,500
		4	August 15, 2023	2,500,000	3,839	2,500
		5	October 24, 2023	2,500,000	3,931	2,500
					18,830	12,500
					36,800	25,351

	Face				Total Face	Total Face
	Value				value	value
	per note				(In thousands of	(In thousands of
Note	(AUD)	Tranche	Issuance Date	No. of notes issued	AU Dollars)	US Dollars)
Convertible Note 3	349.34	1	June 30, 2016	26,802	9,363	6,548
		2	September 15, 2016	715	250	172
		3	November 23, 2016	715	250	170
					9,863	6,890
Convertible Note 4	17.68	1	January 18, 2018	62,216	1,100	876
		2	January 31, 2018	5,656	100	81
		3	February 7, 2018	11,312	200	158
		4	February 26, 2018	8,484	150	118
		5	March 23, 2018	25,452	450	347
		6	May 23, 2018	11,313	200	151
		7	May 28, 2018	11,313	200	152
		8	June 12, 2018	47,511	840	640
		9	September 10, 2019	105,602	1,867	1,280
		10	September 25, 2019	70,701	1,250	848
					6,357	4,651
Convertible Note 5	0.01	1	August 11, 2020	87,500,000	875	628
		2	April 27, 2021	87,500,000	875	682
					1,750	1,310
Senior Convertible Note	USD1.00	1	February 15, 2023	2,500,000	3,604	2,500
		2	April 13, 2023	2,500,000	3,731	2,500
		3	June 27, 2023	2,500,000	3,725	2,500
					11,060	7,500
					29,030	20,351

Schedule of embedded derivative

		June 30,
Component	Particulars	2023	2022

		(In thousands of US Dollars)
Embedded derivative	Convertible Note 3	—	—
	Convertible Note 4	—	1
	Convertible Note 5	18	31
	Senior Convertible Note	174	—
		192	32
Interest expense by applying respective effective interest rate applicable to the tranches	Convertible Note 3	950	1,003
	Convertible Note 4	995	953
	Convertible Note 5	127	135
	Senior Convertible Note	94	—
		2,166	2,091

Promissory Note - EDF
Disclosure of detailed information about borrowings [line items]
Schedule of embedded derivative

		December 31,	June 30,
Component	Particulars	2023	2023

		(In thousands of US Dollars)
Embedded derivative	Promissory Note – EDF	950	—
		950	—

Schedule of interest expense

		Six Months Ended
		December 31,
		2023	2022
Interest expense by applying effective interest rate	Promissory Note – EDF	43	—
		43	—

Convertible notes
Disclosure of detailed information about borrowings [line items]
Schedule of embedded derivative

		December 31,	June 30,
Component	Particulars	2023	2023

		(In thousands of US Dollars)
Embedded derivative	Convertible Note 3	—	—
	Convertible Note 4	—	—
	Convertible Note 5	—	18
	Senior Convertible Note	—	174
		—	192

Schedule of interest expense

		Six Months Ended
		December 31,
		2023	2022
Interest expense by applying respective effective interest rate applicable to the tranches	Convertible Note 3	431	462
	Convertible Note 4	506	471
	Convertible Note 5	58	62
	Senior Convertible Note	309	—
		1,304	995

Shareholder Loan
Disclosure of detailed information about borrowings [line items]
Schedule of interest expense

		Six Months Ended
		December 31,
		2023	2022
Interest expense by applying effective interest rate	Loans from shareholder – AgCentral	159	118
		159	118